Transactions With Related Parties (Details) - Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group entities [Member]
Loans and accounts receivable
Commercial loans	$ 680,624	$ 592,992	$ 352,590
Mortgage loans
Consumer loans
Loans and accounts receivable	680,624	592,992	352,590
Allowance for loan losses	(2,213)	(2,586)	(1,138)
Net loans	678,411	590,406	351,452
Guarantees		2,039	3,323
Contingent loans
Personal guarantees
Letters of credit	19,162	13,848	3,447
Guarantees	30,422	538	811
Contingent loans	49,584	14,386	4,258
Allowance for contingent loans	(41)	(32)	(6)
Net contingent loans	49,543	14,354	4,252
Associates Companies [Member]
Loans and accounts receivable
Commercial loans	118	192	265
Mortgage loans
Consumer loans
Loans and accounts receivable	118	192	265
Allowance for loan losses	(8)	(30)	(9)
Net loans	100	162	256
Guarantees
Contingent loans
Personal guarantees
Letters of credit
Guarantees
Contingent loans
Allowance for contingent loans
Net contingent loans
Key management personnel of entity or parent [Member]
Loans and accounts receivable
Commercial loans	3,185	2,611	3,939
Mortgage loans	30,479	20,716	22,428
Consumer loans	6,540	6,562	6,131
Loans and accounts receivable	40,204	29,889	32,498
Allowance for loan losses	(164)	(138)	(137)
Net loans	40,040	29,751	32,361
Guarantees		25,545	27,203
Contingent loans
Personal guarantees
Letters of credit
Guarantees
Contingent loans
Allowance for contingent loans
Net contingent loans
Other related parties [Member]
Loans and accounts receivable
Commercial loans	280	219	900
Mortgage loans
Consumer loans
Loans and accounts receivable	280	219	900
Allowance for loan losses	(10)	(6)	(14)
Net loans	270	213	886
Guarantees		117	442
Contingent loans
Personal guarantees
Letters of credit			93
Guarantees
Contingent loans			93
Allowance for contingent loans
Net contingent loans			$ 93